Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Income Tax Disclosure [Abstract]
Loss before income tax expense	$ (1,398,652)	£ (1,106,493)	£ (2,107,543)
Income tax rate in the Cayman Islands, permanent tax holiday	0.00%	0.00%	0.00%
Income tax computed at statutory tax rate of 19% of the United Kingdom	(19.00%)	(19.00%)	(19.00%)
Effect of different tax rates available to different jurisdictions	1.50%	1.50%	1.50%
Effect of non-taxable income			1.90%
Effect of tax loss not recognized (note)	17.70%	17.70%	15.60%
Effect of valuation allowance			8.40%
Income tax expense	0.20%	0.20%	8.40%